Shareholder Report, Holdings (Details) - C000180528	Jan. 31, 2025
United States Treasury Bill, 4.1600, 2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	6.30%
United States Treasury Bill, 4.0000, 2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
United States Treasury Note, 4.375, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
United States Treasury Bill, 3.9300, 2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	3.20%
United States Treasury Floating Rate Note, 4.365, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oracle Corporation, 2.5, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pfizer Investment Enterprises Pte Ltd., 4.65, 2025-05-19
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Bank of America NA, 5.65, 2025-08-18
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	74.00%
InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.60%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	25.40%